UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 4th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Scharf Fund
Retail Class | LOGRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Scharf Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/scharf-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$126	1.14%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Fund Retail Class delivered a 21.80% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Scharf Fund	PAGE 1	TSR-AR-00770X527

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/28/2015)
Retail Class	21.80	11.08	9.01
S&P 500 TR	36.35	15.98	13.61
Russell 1000 Value Total Return	27.76	10.69	9.40
Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$448,274,346
Number of Holdings	31
Net Advisory Fee	$2,926,686
Portfolio Turnover	33%
Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Fiserv, Inc.	6.1%
Brookfield Corp.	5.6%
McKesson Corp.	5.5%
Berkshire Hathaway, Inc.	5.2%
Comcast Corp.	4.9%
Microsoft Corp.	4.7%
Oracle Corp.	4.6%
Air Products and Chemicals, Inc.	4.1%
Centene Corp.	4.1%
Heineken N.V.	3.8%

Top Sectors	(%)
Financials	29.4%
Health Care	18.5%
Information Technology	12.5%
Industrials	10.6%
Consumer Discretionary	6.7%
Communication Services	6.4%
Materials	4.1%
Consumer Staples	3.8%
Real Estate	3.4%
Cash & Other	4.6%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/scharf-fund/.
Scharf Fund	PAGE 2	TSR-AR-00770X527

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Fund	PAGE 3	TSR-AR-00770X527

Scharf Fund
Institutional Class | LOGIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Scharf Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/scharf-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Fund Institutional Class delivered a 22.13% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Scharf Fund	PAGE 1	TSR-AR-00768D384

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	22.13	11.39	9.34
S&P 500 TR	36.35	15.98	13.38
Russell 1000 Value Total Return	27.76	10.69	9.23
Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$448,274,346
Number of Holdings	31
Net Advisory Fee	$2,926,686
Portfolio Turnover	33%
Visit https://scharffunds.com/mutual-funds/scharf-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Fiserv, Inc.	6.1%
Brookfield Corp.	5.6%
McKesson Corp.	5.5%
Berkshire Hathaway, Inc.	5.2%
Comcast Corp.	4.9%
Microsoft Corp.	4.7%
Oracle Corp.	4.6%
Air Products and Chemicals, Inc.	4.1%
Centene Corp.	4.1%
Heineken N.V.	3.8%

Top Sectors	(%)
Financials	29.4%
Health Care	18.5%
Information Technology	12.5%
Industrials	10.6%
Consumer Discretionary	6.7%
Communication Services	6.4%
Materials	4.1%
Consumer Staples	3.8%
Real Estate	3.4%
Cash & Other	4.6%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/scharf-fund/.
Scharf Fund	PAGE 2	TSR-AR-00768D384

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Fund	PAGE 3	TSR-AR-00768D384

Scharf Multi-Asset Opportunity Fund
Retail Class | LOGBX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$131	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Multi-Asset Opportunity Fund Retail Class delivered a 19.00% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Scharf Multi-Asset Opportunity Fund	PAGE 1	TSR-AR-00770X451

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (01/21/2016)
Retail Class	19.00	8.77	8.46
S&P 500 TR	36.35	15.98	15.89
Bloomberg US Aggregate Bond Index	11.57	0.33	1.74
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$50,668,312
Number of Holdings	73
Net Advisory Fee	$220,987
Portfolio Turnover	27%
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Bill	4.6%
Fiserv, Inc.	4.3%
Brookfield Corp.	4.1%
McKesson Corp.	3.9%
Berkshire Hathaway, Inc.	3.7%
Comcast Corp.	3.4%
Microsoft Corp.	3.4%
Oracle Corp.	3.3%
United States Treasury Note/Bond	3.0%
Tennessee Valley Authority	2.9%

Top Sectors	(%)
Financials	21.7%
Health Care	13.2%
Government	10.6%
Information Technology	9.3%
Industrials	7.4%
Consumer Discretionary	4.8%
Communication Services	4.5%
Utilities	3.7%
Consumer Staples	3.0%
Cash & Other	21.8%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/.
Scharf Multi-Asset Opportunity Fund	PAGE 2	TSR-AR-00770X451

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Multi-Asset Opportunity Fund	PAGE 3	TSR-AR-00770X451

Scharf Multi-Asset Opportunity Fund
Institutional Class | LOGOX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Scharf Multi-Asset Opportunity Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.94%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Multi-Asset Opportunity Fund Institutional Class delivered a 19.29% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $5,000,000 chart reflects a hypothetical $5,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Scharf Multi-Asset Opportunity Fund	PAGE 1	TSR-AR-00770X808

CUMULATIVE PERFORMANCE (Initial Investment of $5,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	19.29	9.06	7.43
S&P 500 TR	36.35	15.98	13.38
Bloomberg US Aggregate Bond Index	11.57	0.33	1.84
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$50,668,312
Number of Holdings	73
Net Advisory Fee	$220,987
Portfolio Turnover	27%
Visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
United States Treasury Bill	4.6%
Fiserv, Inc.	4.3%
Brookfield Corp.	4.1%
McKesson Corp.	3.9%
Berkshire Hathaway, Inc.	3.7%
Comcast Corp.	3.4%
Microsoft Corp.	3.4%
Oracle Corp.	3.3%
United States Treasury Note/Bond	3.0%
Tennessee Valley Authority	2.9%

Top Sectors	(%)
Financials	21.7%
Health Care	13.2%
Government	10.6%
Information Technology	9.3%
Industrials	7.4%
Consumer Discretionary	4.8%
Communication Services	4.5%
Utilities	3.7%
Consumer Staples	3.0%
Cash & Other	21.8%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/multi-asset-opportunity-fund/.
Scharf Multi-Asset Opportunity Fund	PAGE 2	TSR-AR-00770X808

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Multi-Asset Opportunity Fund	PAGE 3	TSR-AR-00770X808

Scharf Global Opportunity Fund
Institutional Class | WRLDX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Scharf Global Opportunity Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://scharffunds.com/mutual-funds/global-opportunity-fund/. You can also request this information by contacting us at 1-866-5SCHARF.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.57%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024, Scharf Global Opportunity Fund delivered a 21.37% return.
WHAT FACTORS INFLUENCED PERFORMANCE
The Value and Low Volatility factors, our two primary stock selection criteria have materially lagged broader equity markets with accelerating underperformance since the Covid pandemic started. Trillions of dollars in fiscal stimulus and highly accommodative monetary stimulus facilitated a market led by Momentum and Growth factors. We believe the historically high valuation spreads between growth/momentum value/low volatility will close when the fiscal party ends. Our strategy remains focused on ‘Quality’ and ‘Value’ – which means identifying undervalued companies with predictable earnings trading at compelling valuations relative to their trading history. We seek to buy stocks with 30% plus upside to their median high trading ranges and limited downside to their median lows if our investment thesis proves incorrect. We use this upside vs. downside calculation to create a stock’s Favorability Ratio. We believe this valuation support should provide downside protection while offering upside potential.

Top Contributors
↑	Brookfield Corporation
↑	Fiserv, Inc.
↑	Oracle Corporation

Top Detractors
↓	Samsung Electronics Co., Ltd.
↓	CVS Health Corporation
↓	Heineken NV
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Scharf Global Opportunity Fund	PAGE 1	TSR-AR-00770X584

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/14/2014)
Institutional Class	21.37	10.05	9.60
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.96
Visit https://scharffunds.com/mutual-funds/global-opportunity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$28,619,174
Number of Holdings	33
Net Advisory Fee	$0
Portfolio Turnover	32%
Visit https://scharffunds.com/mutual-funds/global-opportunity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
Brookfield Corp.	6.9%
Samsung Electronics Co. Ltd.	5.0%
Fiserv, Inc.	4.9%
Oracle Corp.	4.6%
Berkshire Hathaway, Inc.	4.1%
Centene Corp.	4.1%
Comcast Corp.	4.1%
Smith & Nephew PLC	4.1%
Compass Group PLC	3.9%
Markel Group, Inc.	3.8%

Top Sectors	(%)
Financials	29.3%
Health Care	17.2%
Information Technology	11.9%
Industrials	11.4%
Communication Services	8.8%
Consumer Discretionary	7.6%
Real Estate	3.7%
Consumer Staples	3.6%
Materials	3.4%
Cash & Other	3.1%
*	Expressed as a percentage of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://scharffunds.com/mutual-funds/global-opportunity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Scharf Investments, LLC documents not be householded, please contact Scharf Investments, LLC at 1-866-5SCHARF, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Scharf Investments, LLC or your financial intermediary.
Scharf Global Opportunity Fund	PAGE 2	TSR-AR-00770X584

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire, and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$55,500	$55,200
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$10,800	$10,800
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedules of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Scharf Fund
Scharf Multi-Asset Opportunity Fund
Scharf Global Opportunity Fund
Core Financial Statements
September 30, 2024

Scharf Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 90.8%
Aerospace & Defense - 3.0%
Lockheed Martin Corp.	22,721	$13,281,788
Automobile Components - 1.7%
Gentex Corp.	248,908	7,390,078
Beverages - 3.8%
Heineken N.V.	193,624	17,165,042
Capital Markets - 8.3%
Brookfield Corp.	474,522	25,220,844
CME Group, Inc.	53,820	11,875,383
		37,096,227
Chemicals - 4.1%
Air Products and Chemicals, Inc.	62,416	18,583,740
Commercial Services & Supplies - 0.7%
MillerKnoll, Inc.	130,246	3,224,891
Entertainment - 1.5%
Walt Disney Co.	70,077	6,740,707
Financial Services - 15.0%
Berkshire Hathaway, Inc. - Class B(a)	51,002	23,474,181
Fiserv, Inc.(a)	151,765	27,264,582
Visa, Inc. - Class A	60,439	16,617,703
		67,356,466
Ground Transportation - 6.9%
U-Haul Holding Co.	206,631	14,877,432
Union Pacific Corp.	65,477	16,138,771
		31,016,203
Health Care Equipment & Supplies - 2.5%
Smith & Nephew PLC	724,395	11,215,014
Health Care Providers & Services - 12.5%
Centene Corp.(a)	243,690	18,344,983
CVS Health Corp.	211,687	13,310,879
McKesson Corp.	49,422	24,435,225
		56,091,087
Hotels, Restaurants & Leisure - 5.0%
Booking Holdings, Inc.	2,240	9,435,149
Compass Group PLC	398,697	12,760,948
		22,196,097
Insurance - 6.1%
Aon PLC - Class A	29,515	10,211,895
Markel Group, Inc.(a)	10,832	16,990,858
		27,202,753

	Shares	Value
Media - 4.9%
Comcast Corp. - Class A	530,850	$22,173,604
Oil, Gas & Consumable Fuels - 1.9%
Occidental Petroleum Corp.	165,818	8,546,260
Personal Care Products - 0.0%(b)
Kenvue, Inc.	1	23
Pharmaceuticals - 3.5%
Novartis AG - ADR	137,327	15,795,351
Software - 9.4%
Microsoft Corp.	49,327	21,225,408
Oracle Corp.	121,939	20,778,406
		42,003,814
TOTAL COMMON STOCKS (Cost $272,621,731)		407,079,145
REAL ESTATE INVESTMENT TRUSTS - 3.4%
Realty Income Corp.	237,363	15,053,562
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,135,598)		15,053,562
PREFERRED STOCKS - 3.1%
Technology Hardware, Storage & Peripherals - 3.1%
Samsung Electronics Co. Ltd. 2.88%,	363,260	14,139,278
TOTAL PREFERRED STOCKS (Cost $10,398,107)		14,139,278
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class Z, 4.75%(c)	3,361,652	3,361,652
	Par
U.S. Treasury Bills - 1.2%
5.11%, 01/23/2025(d)	$5,000,000	4,930,162
TOTAL SHORT-TERM INVESTMENTS (Cost $8,283,495)		8,291,814
TOTAL INVESTMENTS - 99.2% (Cost $304,438,931)		444,563,799
Other Assets in Excess of Liabilities - 0.8%		3,710,547
TOTAL NET ASSETS - 100.0%		$448,274,346

The accompanying notes are an integral part of these financial statements.

1

Scharf Fund
Schedule of Investments
September 30, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	The rate shown is the effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

Scharf Multi-Asset Opportunity Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 63.6%
Aerospace & Defense - 2.0%
Lockheed Martin Corp.	1,779	$1,039,932
Automobile Components - 1.2%
Gentex Corp.	19,774	587,090
Beverages - 2.7%
Heineken N.V.	15,391	1,364,434
Capital Markets - 5.9%
Brookfield Corp.	38,649	2,054,194
CME Group, Inc.	4,275	943,279
		2,997,473
Chemicals - 2.9%
Air Products and Chemicals, Inc.	4,964	1,477,981
Commercial Services & Supplies - 0.6%
MillerKnoll, Inc.	12,217	302,493
Electric Utilities - 0.7%
Portland General Electric Co.	7,969	381,715
Entertainment - 1.1%
Walt Disney Co.	5,903	567,810
Financial Services - 10.7%
Berkshire Hathaway, Inc. - Class B(a)	4,106	1,889,828
Fiserv, Inc.(a)	12,197	2,191,191
Visa, Inc. - Class A	4,869	1,338,731
		5,419,750
Ground Transportation - 4.8%
U-Haul Holding Co.	16,642	1,198,224
Union Pacific Corp.	4,999	1,232,154
		2,430,378
Health Care Equipment & Supplies - 1.9%
Smith & Nephew PLC	61,040	945,016
Health Care Providers & Services - 8.8%
Centene Corp.(a)	19,914	1,499,126
CVS Health Corp.	16,301	1,025,007
McKesson Corp.	3,963	1,959,386
		4,483,519
Hotels, Restaurants & Leisure - 3.3%
Booking Holdings, Inc.	175	737,121
Compass Group PLC	28,572	914,494
		1,651,615
Insurance - 4.4%
Aon PLC - Class A	2,338	808,924
Markel Group, Inc.(a)	891	1,397,605
		2,206,529

	Shares	Value
Media - 3.4%
Comcast Corp. - Class A	41,412	$1,729,779
Personal Care Products - 0.0%(b)
Kenvue, Inc.	1	23
Pharmaceuticals - 2.5%
Novartis AG - ADR	11,111	1,277,987
Software - 6.7%
Microsoft Corp.	3,949	1,699,255
Oracle Corp.	9,925	1,691,220
		3,390,475
TOTAL COMMON STOCKS (Cost $20,783,361)		32,253,999

	Par
MUNICIPAL BONDS - 6.5%
California Health Facilities Financing Authority, Revenue Bonds, Persons with Developmental Disabilities, 7.88%, 02/01/2026	$65,000	65,196
California Infrastructure & Economic Development Bank, 3.25%, 07/01/2026 (Obligor: Scripps Research Inst)	130,000	128,223
City of New York, General Obligation, Build America Bonds
5.89%, 12/01/2024	175,000	175,143
5.42%, 03/01/2025	35,000	35,014
City of Pasadena CA, Series B, 4.63%, 05/01/2038	100,000	100,025
City of San Jose CA, 2.60%, 09/01/2027	175,000	169,369
City of Seattle WA Drainage & Wastewater Revenue, 5.55%, 11/01/2039	150,000	158,037
Lake of Elsinore California Improvement Bond Act 1915, 1.15%, 09/02/2025	150,000	145,500
Los Angeles Unified School District/CA, 5.72%, 05/01/2027	230,000	236,837
San Francisco City & County Airport Comm-San Francisco International Airport, 2.29%, 05/01/2028	180,000	169,920
San Jose Redevelopment Agency Successor Agency, 3.18%, 08/01/2026	250,000	246,781
State of California
3.38%, 04/01/2025	100,000	99,552
2.65%, 04/01/2026	200,000	196,354
2.38%, 10/01/2026	145,000	141,172
6.00%, 03/01/2030	200,000	219,784
7.50%, 04/01/2034	150,000	179,994
5.13%, 03/01/2038	150,000	154,074

The accompanying notes are an integral part of these financial statements.

3

Scharf Multi-Asset Opportunity Fund
Schedule of Investments
September 30, 2024(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
State of California, Build America Bonds, 4.99%, 04/01/2039	$15,000	$14,982
State of Georgia, School Construction Bonds, 4.35%, 02/01/2029	15,000	15,006
State of Mississippi, 4.51%, 11/01/2024	100,000	99,935
State of Oregon, 5.05%, 08/01/2043	300,000	307,844
Toledo City School District, General Obligation Bond, Taxable, 5.00%, 12/01/2024	225,000	225,267
TOTAL MUNICIPAL BONDS (Cost $3,251,812)		3,284,009
	Shares
PREFERRED STOCKS - 5.7%
Closed-end Funds - 0.7%
GDL Fund Series C, 4.00%, 03/26/2025(c)	6,900	343,116
Independent Power and Renewable Electricity Producers - 3.0%
Tennessee Valley Authority
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	33,100	750,046
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	32,700	749,484
		1,499,530
Technology Hardware, Storage & Peripherals - 2.0%
Samsung Electronics Co. Ltd. 2.88%,	26,643	1,037,034
TOTAL PREFERRED STOCKS (Cost $2,382,555)		2,879,680
	Par
CORPORATE BONDS - 5.4%
Beverages - 0.3%
Coca-Cola Consolidated, Inc., 3.80%, 11/25/2025	$150,000	148,953
Beverages-Non-alcoholic - 0.2%
Coca-Cola Refreshments USA LLC, 6.75%, 09/15/2028	125,000	136,135
Broadline Retail - 0.3%
Amazon.com, Inc., 5.20%, 12/03/2025	150,000	151,761
Capital Markets - 0.7%
Charles Schwab Corp., 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	350,000	350,183

	Par	Value
Cosmetics & Toiletries - 0.3%
Conopco, Inc., 7.25%, 12/15/2026	$150,000	$160,150
Diversified Banking Instruments - 1.7%
Goldman Sachs Group, Inc., 6.04% (3 mo. Term SOFR + 1.03%), Perpetual	1,001,000	847,237
Finance-Investment Banking-Brokerages - 0.2%
JPMorgan Chase Financial Co. LLC, 5.00%, 09/16/2027	100,000	99,737
IT Services - 0.3%
International Business Machines Corp., 7.00%, 10/30/2025	150,000	154,289
Retail-Petroleum Prod - 1.1%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	557,000	556,748
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 0.70%, 02/08/2026	145,000	139,044
TOTAL CORPORATE BONDS (Cost $2,653,726)		2,744,237
	Shares
EXCHANGE-TRADED FUNDS - 4.9%
iShares Silver Trust(a)	35,295	1,002,731
SPDR Gold Shares(a)	6,143	1,493,117
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,344,878)		2,495,848
	Par
U.S. TREASURY SECURITIES - 4.1%
United States Treasury Inflation Indexed Bonds, 1.75%, 01/15/2034	$532,095	537,479
United States Treasury Note/Bond
5.00%, 10/31/2025	960,000	970,763
4.63%, 06/30/2026	540,000	548,311
TOTAL U.S. TREASURY SECURITIES (Cost $2,020,672)		2,056,553
	Shares
REAL ESTATE INVESTMENT TRUSTS - 2.4%
Orion Office REIT, Inc.	1	4
Realty Income Corp.	19,188	1,216,903
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,117,112)		1,216,907

The accompanying notes are an integral part of these financial statements.

4

Scharf Multi-Asset Opportunity Fund
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 5.4%
Money Market Funds - 0.9%
First American Treasury Obligations Fund - Class Z, 4.75%(d)	434,001	$434,001
	Par
U.S. Treasury Bills - 4.5%
5.11%, 10/31/2024(e)	$1,030,000	1,025,991
5.00%, 01/23/2025(e)	1,300,000	1,281,842
		2,307,833
TOTAL SHORT-TERM INVESTMENTS (Cost $2,739,737)		2,741,834
TOTAL INVESTMENTS - 98.0% (Cost $36,293,853)		49,673,067
Other Assets in Excess of Liabilities - 2.0%		995,245
TOTAL NET ASSETS - 100.0%		$50,668,312

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(e)	The rate shown is the effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

5

Scharf Global Opportunity Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 88.2%
Aerospace & Defense - 1.9%
Airbus SE - ADR	15,200	$555,256
Beverages - 3.6%
Heineken Holding NV	13,480	1,017,358
Building Products - 3.0%
Assa Abloy AB - Class B	25,603	861,177
Capital Markets - 9.6%
Brookfield Corp.	37,390	1,987,279
CME Group, Inc.	3,420	754,623
		2,741,902
Chemicals - 3.4%
Air Products and Chemicals, Inc.	3,227	960,807
Commercial Services & Supplies - 1.2%
MillerKnoll, Inc.	14,355	355,430
Entertainment - 1.6%
Walt Disney Co.	4,639	446,225
Financial Services - 12.3%
Berkshire Hathaway, Inc. - Class B(a)	2,556	1,176,424
Fiserv, Inc.(a)	7,826	1,405,941
Visa, Inc. - Class A	3,428	942,529
		3,524,894
Ground Transportation - 5.3%
U-Haul Holding Co.	10,837	780,264
Union Pacific Corp.	2,954	728,102
		1,508,366
Health Care Equipment & Supplies - 4.1%
Smith & Nephew PLC	75,455	1,168,187
Health Care Providers & Services - 9.8%
Centene Corp.(a)	15,593	1,173,841
CVS Health Corp.	12,795	804,549
McKesson Corp.	1,678	829,637
		2,808,027
Hotels, Restaurants & Leisure - 5.7%
Booking Holdings, Inc.	123	518,091
Compass Group PLC	34,856	1,115,623
		1,633,714
Household Durables - 1.9%
Sony Corp. - ADR	5,662	546,779
Insurance - 7.4%
AIA Group, Ltd.	43,290	387,858
Aon PLC - Class A	1,840	636,622
Markel Group, Inc.(a)	695	1,090,163
		2,114,643

	Shares	Value
Interactive Media & Services - 3.1%
Baidu, Inc. - ADR(a)	3,034	$319,450
Tencent Holdings, Ltd.	9,910	566,770
		886,220
Media - 4.1%
Comcast Corp. - Class A	28,037	1,171,106
Pharmaceuticals - 3.3%
Novartis AG - ADR	8,330	958,117
Software - 6.4%
Microsoft Corp.	1,215	522,814
Oracle Corp.	7,769	1,323,838
		1,846,652
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd.	2,760	129,800
TOTAL COMMON STOCKS (Cost $17,787,186)		25,234,660
PREFERRED STOCKS - 5.0%
Technology Hardware, Storage & Peripherals - 5.0%
Samsung Electronics Co. Ltd. 2.88%,	37,020	1,440,940
TOTAL PREFERRED STOCKS (Cost $957,803)		1,440,940
REAL ESTATE INVESTMENT TRUSTS - 3.7%
Realty Income Corp.	16,640	1,055,309
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $960,067)		1,055,309
SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
First American Treasury Obligations Fund - Class Z, 4.75%(b)	890,497	890,497
TOTAL SHORT-TERM INVESTMENTS (Cost $890,497)		890,497
TOTAL INVESTMENTS - 100.0% (Cost $20,595,553)		28,621,406
Liabilities in Excess of Other Assets - (0.0)%(c)		(2,232)
TOTAL NET ASSETS - 100.0%		$28,619,174

The accompanying notes are an integral part of these financial statements.

6

Scharf Global Opportunity Fund
Schedule of Investments
September 30, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AB - Aktiebolag
NV - Naamloze Vennootschap
PLC - Public Limited Company
SE - Societas Europaea
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.
Allocation of Portfolio Holdings by Country as of September 30, 2024
(% of Net Assets)

United States	$17,566,812	61.3%
United Kingdom	2,283,810	8.0
Canada	1,987,279	7.0
South Korea	1,570,740	5.5
Netherlands	1,017,358	3.6
Switzerland	958,117	3.3
China	886,220	3.1
Sweden	861,177	3.0
France	555,256	1.9
Japan	546,779	1.9
Hong Kong	387,858	1.4
Liabilities in Excess of Other Assets	(2,232)	(0.0)(a)
	$28,619,174	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

7

SCHARF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
at September 30, 2024

	Scharf Fund	Scharf Multi-Asset Opportunity Fund
ASSETS
Investments in securities, at value (identified cost $304,438,931 and $36,293,853, respectively)	$444,563,799	$49,673,067
Receivables:
Investments sold	3,584,021	953,536
Fund shares issued	60,879	—
Dividends and interest	213,864	121,321
Dividend tax reclaim	358,495	10,247
Prepaid expenses	21,254	6,391
Total assets	448,802,312	50,764,562
LIABILITIES
Payables:
Fund shares redeemed	124,693	—
Advisory fees	246,737	19,229
Administration and fund accounting fees	35,725	10,802
Audit fees	22,500	22,500
12b-1 distribution fees	6,394	16,577
Chief Compliance Officer fee	1,875	1,875
Custody fees	3,805	2,337
Directors fees	3,359	3,359
Shareholder reporting	—	1,686
Shareholder servicing fees	73,152	14,512
Transfer agent fees and expenses	7,956	2,265
Accrued other expenses	1,770	1,108
Total liabilities	527,966	96,250
NET ASSETS	$ 448,274,346	$50,668,312
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$438,863,267	$39,489,792
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	7,893,759	1,051,547
Net asset value, offering and redemption price per share	$55.60	$37.55
Retail Shares
Net assets applicable to shares outstanding	$9,411,079	$11,178,520
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	170,069	298,650
Net asset value, offering and redemption price per share	$55.34	$37.43
COMPOSITION OF NET ASSETS
Paid-in capital	$291,260,057	$35,033,108
Total distributable earnings	157,014,289	15,635,204
Net assets	$448,274,346	$50,668,312

The accompanying notes are an integral part of these financial statements.

8

SCHARF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
at September 30, 2024

Scharf Global Opportunity Fund
ASSETS
Investments in securities, at value (identified cost $20,595,553)	$28,621,406
Receivables:
Dividends and interest	18,134
Dividend tax reclaim	8,830
Due from Adviser (Note 4)	645
Prepaid expenses	14,263
Total assets	28,663,278
LIABILITIES
Payables:
Audit fees	21,000
Shareholder servicing fees	5,473
Administration and fund accounting fees	6,954
Chief Compliance Officer fee	1,875
Custody fees	2,568
Transfer agent fees and expenses	1,128
Shareholder reporting	1,538
Trustee fees and expenses	3,359
Accrued other expenses	209
Total liabilities	44,104
NET ASSETS	$ 28,619,174
CALCULATION OF NET ASSET VALUE PER SHARE
Institutional Shares
Net assets applicable to shares outstanding	$28,619,174
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	765,776
Net asset value, offering and redemption price per share	$37.37
COMPOSITION OF NET ASSETS
Paid-in capital	$19,637,130
Total distributable earnings	8,982,044
Net assets	$ 28,619,174

The accompanying notes are an integral part of these financial statements.

9

Scharf Funds
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2024

	Scharf Fund	Scharf Multi-Asset Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $226,987 and $18,969, respectively)	$5,989,835	$550,161
Interest	821,984	530,962
Total income	6,811,819	1,081,123
Expenses
Advisory fees (Note 4)	3,299,373	317,556
Shareholder servicing fees - Institutional Class (Note 6)	335,366	34,281
Shareholder servicing fees - Retail Class (Note 6)	7,323	10,764
Administration and fund accounting fees (Note 4)	179,960	62,510
Transfer agent fees and expenses (Note 4)	49,116	14,359
Custody fees (Note 4)	44,275	13,421
Registration fees	37,907	30,475
Audit fees	22,500	22,500
Reports to shareholders	18,531	3,909
12b-1 distribution fees - Retail Class (Note 5)	18,309	26,912
Trustee fees and expenses	18,172	18,173
Miscellaneous expenses	12,871	7,406
Chief Compliance Officer fee (Note 4)	11,199	11,198
Insurance expense	9,552	3,732
Legal fees	6,574	6,574
Interest expense (Note 7)	1,087	23
Total expenses	4,072,115	583,793
Less: advisory fee waiver (Note 4)	(372,687)	(96,569)
Net expenses	3,699,428	487,224
Net investment income	3,112,391	593,899
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on:
Investments	24,716,308	2,702,970
Foreign currency	18,034	661
Net change in unrealized appreciation/(depreciation) on:
Investments	54,827,068	5,293,989
Foreign currency	1,364	240
Net realized and unrealized gain on investments and foreign currency	79,562,774	7,997,860
Net Increase in Net Assets Resulting from Operations	$ 82,675,165	$8,591,759

The accompanying notes are an integral part of these financial statements.

10

Scharf Funds
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2024

Scharf Global Opportunity Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance fees of $24,235)	$404,483
Interest	44,855
Total income	449,338
Expenses
Advisory fees (Note 4)	187,940
Administration and fund accounting fees (Note 4)	41,065
Audit fees	21,000
Registration fees	18,787
Trustee fees and expenses	18,172
Custody fees (Note 4)	13,769
Shareholder servicing fees - Institutional Class (Note 6)	13,424
Chief Compliance Officer fee (Note 4)	11,199
Transfer agent fees and expenses (Note 4)	8,619
Miscellaneous expenses	8,116
Legal fees	6,374
Reports to shareholders	3,694
Insurance expense	3,380
Interest expense (Note 7)	1,601
Total expenses	357,140
Less: advisory fee waiver and expense reimbursement (Note 4)	(204,103)
Net expenses	153,037
Net investment income	296,301
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	727,598
Foreign currency	(1,063)
Net change in unrealized appreciation/(depreciation) on:
Investments	4,184,271
Foreign currency	241
Net realized and unrealized gain on investments and foreign currency	4,911,047
Net Increase in Net Assets Resulting from Operations	$ 5,207,348

The accompanying notes are an integral part of these financial statements.

11

Scharf Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,112,391	$2,932,501
Net realized gain/(loss) from:
Investments	24,716,308	28,510,148
Foreign currency	18,034	(13,637)
Net change in unrealized appreciation/(depreciation) on:
Investments	54,827,068	32,706,978
Foreign currency	1,364	18,886
Net increase in net assets resulting from operations	82,675,165	64,154,876
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class shares	(33,598,363)	(19,726,638)
Net dividends and distributions to shareholders - Retail Class shares	(538,833)	(269,886)
Total distributions to shareholders	(34,137,196)	(19,996,524)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares(a)	11,914,049	(17,918,948)
Total Increase in Net Assets	60,452,018	26,239,404
NET ASSETS
Beginning of year	387,822,328	361,582,924
End of year	$ 448,274,346	$387,822,328

(a)	A summary of share transactions is as follows:
The accompanying notes are an integral part of these financial statements.

12

Scharf Fund
STATEMENTS OF CHANGES IN NET ASSETS(Continued)
Institutional Class

	Year Ended September 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,194,954	$62,261,804	850,977	$41,201,237
Shares issued on reinvestments of distributions	685,340	33,259,569	413,212	19,615,179
Shares redeemed*	(1,662,785)	(85,966,325)	(1,609,151)	(78,812,272)
Net increase/(decrease)	217,509	$9,555,048	(344,962)	$(17,995,856)
* Net of redemption fees of^		$13		$812

Retail Class

	Year Ended September 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	68,690	$3,602,854	25,502	$1,231,141
Shares issued on reinvestments of distributions	11,131	538,833	5,312	251,594
Shares redeemed*	(34,757)	(1,782,686)	(28,770)	(1,405,827)
Net increase	45,064	$2,359,001	2,044	$76,908
* Net of redemption fees of^		$—		$13

^	Prior to January 28, 2024, a redemption fee of 2.00% was assessed against shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

13

Scharf Multi-Asset Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$593,899	$550,628
Net realized gain from:
Investments	2,702,970	3,084,207
Foreign currency	661	2,174
Net change in unrealized appreciation/(depreciation) on:
Investments	5,293,989	2,580,005
Foreign currency	240	718
Net increase in net assets resulting from operations	8,591,759	6,217,732
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Institutional Class	(3,119,907)	(1,304,574)
Net dividends and distributions to shareholders - Retail Class	(843,003)	(315,956)
Total distributions to shareholders	(3,962,910)	(1,620,530)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(a)	(1,054,382)	(4,312,035)
Total increase in net assets	3,574,467	285,167
NET ASSETS
Beginning of year	47,093,845	46,808,678
End of year	$ 50,668,312	$47,093,845

(a)	A summary of share transactions is as follows:
The accompanying notes are an integral part of these financial statements.

14

Scharf Multi-Asset Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS(Continued)
Institutional Class

	Year Ended September 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	44,637	$1,568,138	17,419	$589,736
Shares issued on reinvestments of distributions	91,274	3,026,633	39,023	1,290,490
Shares redeemed	(154,215)	(5,398,267)	(166,843)	(5,552,746)
Net decrease	(18,304)	$(803,496)	(110,401)	$(3,672,520)

Retail Class

	Year Ended September 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	459	$15,592	2,066	$68,767
Shares issued on reinvestments of distributions	25,453	843,003	9,566	315,956
Shares redeemed	(31,755)	(1,109,481)	(30,402)	(1,024,238)
Net decrease	(5,843)	$(250,886)	(18,770)	$(639,515)

The accompanying notes are an integral part of these financial statements.

15

Scharf Global Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2024	2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$296,301	$275,346
Net realized gain/(loss) from:
Investments	727,598	237,000
Foreign currency	(1,063)	(1,834)
Net change in unrealized appreciation/(depreciation) on:
Investments	4,184,271	3,249,709
Foreign currency	241	945
Net increase in net assets resulting from operations	5,207,348	3,761,166
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(656,740)	(258,154)
Total distributions to shareholders	(656,740)	(258,154)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares (a)	(1,997,329)	1,628,984
Total increase in net assets	2,553,279	5,131,996
NET ASSETS
Beginning of year	26,065,895	20,933,899
End of year	$ 28,619,174	$26,065,895

(a)	A summary of share transactions is as follows:

	Year Ended September 30,
	2024		2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	55,762	$1,859,797	85,620	$2,707,814
Shares issued on reinvestments of distributions	15,701	513,719	5,860	180,553
Shares redeemed*	(130,262)	(4,370,845)	(40,505)	(1,259,383)
Net increase/(decrease)	(58,799)	$(1,997,329)	50,975	$1,628,984
*Net of redemption fees of^		$—		$568

^	Prior to January 28, 2024, a redemption fee of 2.00% was assessed against shares redeemed within 15 days of purchase.
The accompanying notes are an integral part of these financial statements.

16

Scharf Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$49.72	$44.40	$54.78	$46.02	$46.21
Income from investment operations:
Net investment income^	0.38	0.36	0.29	0.39	0.34
Net realized and unrealized gain/(loss) on investments and foreign currency	9.97	7.44	(5.26)	10.14	3.35
Total from investment operations	10.35	7.80	(4.97)	10.53	3.69
Less distributions:
From net investment income	(0.40)	(0.31)	(0.38)	(0.37)	(0.24)
From net realized gain on investments	(4.07)	(2.17)	(5.03)	(1.40)	(3.64)
Total distributions	(4.47)	(2.48)	(5.41)	(1.77)	(3.88)
Paid-in capital from redemption fees^#+	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$55.60	$49.72	$44.40	$54.78	$46.02
Total return	22.13%	17.83%	−10.69%	23.43%	8.12%
Ratios/supplemental data:
Net assets, end of year (thousands)	$438,863	$381,635	$356,162	$328,886	$282,746
Ratio of expenses to average net assets:
Before fee waivers	0.96%	0.95%	0.94%	0.94%	1.00%
After fee waivers	0.87%	0.86%	0.86%	0.86%	0.90%
Ratio of net investment income to average net assets:
Before fee waivers	0.65%	0.65%	0.48%	0.66%	0.68%
After fee waivers	0.74%	0.74%	0.56%	0.74%	0.78%
Portfolio turnover rate	32.94%	35.49%	22.66%	29.21%	52.15%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

17

Scharf Fund
FINANCIAL HIGHLIGHTS
Retail Class
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$49.50	$44.09	$54.44	$45.74	$45.95
Income from investment operations:
Net investment income^	0.23	0.23	0.15	0.24	0.22
Net realized and unrealized gain/(loss) on investments and foreign currency	9.94	7.38	(5.25)	10.09	3.33
Total from investment operations	10.17	7.61	(5.10)	10.33	3.55
Less distributions:
From net investment income	(0.26)	(0.03)	(0.22)	(0.23)	(0.12)
From net realized gain on investments	(4.07)	(2.17)	(5.03)	(1.40)	(3.64)
Total distributions	(4.33)	(2.20)	(5.25)	(1.63)	(3.76)
Paid-in capital from redemption fees+	—	0.00^#	0.00^#	0.00^#	0.00^#
Net asset value, end of year	$55.34	$49.50	$44.09	$54.44	$45.74
Total return	21.80%	17.49%	−10.96%	23.08%	7.83%
Ratios/supplemental data:
Net assets, end of year (thousands)	$9,411	$6,187	$5,421	$71,730	$66,531
Ratio of expenses to average net assets:
Before fee waivers	1.23%	1.23%	1.22%	1.22%	1.29%
After fee waivers	1.14%	1.14%	1.14%	1.14%	1.19%
Ratio of net investment income to average net assets:
Before fee waivers	0.36%	0.39%	0.20%	0.38%	0.39%
After fee waivers	0.45%	0.48%	0.28%	0.46%	0.49%
Portfolio turnover rate	32.94%	35.49%	22.66%	29.21%	52.15%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

18

Scharf Multi-Asset Opportunity Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$34.29	$31.16	$38.14	$34.01	$33.55
Income from investment operations:
Net investment income^	0.45	0.40	0.19	0.28	0.33
Net realized and unrealized gain/(loss) on investments and foreign currency	5.77	3.86	(3.69)	5.18	2.60
Total from investment operations	6.22	4.26	(3.50)	5.46	2.93
Less distributions:
From net investment income	(0.45)	(0.22)	(0.30)	(0.31)	(0.43)
From net realized gain on investments	(2.51)	(0.91)	(3.18)	(1.02)	(2.04)
Total distributions	(2.96)	(1.13)	(3.48)	(1.33)	(2.47)
Paid-in capital from redemption fees+	—	—	0.00^#	—	—
Net asset value, end of year	$37.55	$34.29	$31.16	$38.14	$34.01
Total return	19.29%	13.81%	−10.48%	16.46%	8.99%
Ratios/supplemental data:
Net assets, end of year (thousands)	$39,490	$36,686	$36,772	$43,738	$40,450
Ratio of expenses to average net assets:
Before fee waivers	1.14%	1.23%	1.43%	1.46%	1.47%
After fee waivers	0.94%	0.95%	0.97%	0.97%	0.96%
Ratio of net investment income to average net assets:
Before fee waivers	1.07%	0.91%	0.08%	0.28%	0.50%
After fee waivers	1.27%	1.19%	0.54%	0.77%	1.01%
Portfolio turnover rate	26.87%	28.37%	20.53%	28.67%	48.02%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

19

Scharf Multi-Asset Opportunity Fund
FINANCIAL HIGHLIGHTS
Retail Class
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$34.18	$31.05	$38.02	$33.91	$33.47
Income from investment operations:
Net investment income^	0.36	0.31	0.09	0.19	0.24
Net realized and unrealized gain/(loss) on investments and foreign currency	5.76	3.85	(3.68)	5.17	2.59
Total from investment operations	6.12	4.16	(3.59)	5.36	2.83
Less distributions:
From net investment income	(0.36)	(0.12)	(0.20)	(0.23)	(0.35)
From net realized gain on investments	(2.51)	(0.91)	(3.18)	(1.02)	(2.04)
Total distributions	(2.87)	(1.03)	(3.38)	(1.25)	(2.39)
Paid-in capital from redemption fees+	—	—	0.00^#	—	0.00^#
Net asset value, end of year	$37.43	$34.18	$31.05	$38.02	$33.91
Total return	19.00%	13.51%	−10.74%	16.18%	8.68%
Ratios/supplemental data:
Net assets, end of year (thousands)	$11,178	$10,408	$10,037	$6,805	$7,359
Ratio of expenses to average net assets:
Before fee waivers	1.40%	1.49%	1.69%	1.72%	1.74%
After fee waivers	1.20%	1.21%	1.23%	1.23%	1.23%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers	0.82%	0.65%	(0.20)%	0.03%	0.23%
After fee waivers	1.02%	0.93%	0.26%	0.52%	0.74%
Portfolio turnover rate	26.87%	28.37%	20.53%	28.67%	48.02%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

20

Scharf Global Opportunity Fund
FINANCIAL HIGHLIGHTS
Institutional Class*
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$31.61	$27.06	$36.25	$29.32	$29.98
Income from investment operations:
Net investment income	0.38^	0.35^	0.32^	0.31	0.28
Net realized and unrealized gain/(loss) on investments and foreign currency	6.25	4.53	(5.98)	7.31	2.22
Total from investment operations	6.63	4.88	(5.66)	7.62	2.50
Less distributions:
From net investment income	(0.41)	(0.33)	(0.30)	(0.23)	(0.41)
From net realized gain on investments	(0.46)	—	(3.23)	(0.46)	(2.75)
Total distributions	(0.87)	(0.33)	(3.53)	(0.69)	(3.16)
Paid-in capital from redemption fees+	—	0.00^#	0.00^#	—	—
Net asset value, end of year	$37.37	$31.61	$27.06	$36.25	$29.32
Total return	21.37%	18.08%	(17.53)%	26.33%	8.09%
Ratios/supplemental data:
Net assets, end of year (thousands)	$28,619	$26,066	$20,934	$25,643	$18,706
Ratio of expenses to average net assets:
Before fee waivers and expense reimbursement	1.33%	1.44%	1.66%	1.84%	1.99%
After fee waivers and expense reimbursement	0.57%	0.59%	0.65%	0.76%	0.70%
Ratio of net investment income/(loss) to average net assets:
Before fee waivers and expense reimbursement	0.34%	0.25%	(0.06)%	(0.16)%	(0.42)%
After fee waivers and expense reimbursement	1.10%	1.10%	0.95%	0.92%	0.87%
Portfolio turnover rate	31.87%	34.13%	29.86%	37.42%	60.69%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
*	Formerly Retail Class.
+	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

21

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024
NOTE 1 – ORGANIZATION
The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The investment objective of the Scharf Fund and the Scharf Global Opportunity Fund is to seek long-term capital appreciation. The investment objective of the Scharf Multi-Asset Opportunity Fund is to seek long-term capital appreciation and income. The Scharf Fund Institutional Class and Retail Class commenced operations on December 30, 2011, and January 28, 2015, respectively. The Scharf Multi-Asset Opportunity Fund Institutional Class and Retail Class commenced operations on December 31, 2012, and January 21, 2016, respectively. The Scharf Global Opportunity Fund commenced operations on October 14, 2014.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Dividend income, income and capital gain distributions from underlying funds and distributions to shareholders are recorded on the ex–dividend date. Withholding taxes on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

22

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
The amounts of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended September 30, 2024, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Distributable Earnings	Paid-in Capital
Scharf Fund	$(2,430,158)	$2,430,158
Scharf Multi-Asset Opportunity Fund	(216,021)	216,021
Scharf Global Opportunity Fund	(132,761)	132,761

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective January 28, 2024, the Funds’ redemption fee has been eliminated. Prior to January 28, 2024, the Scharf Fund charged a 2.00% redemption fee to shareholders who redeemed shares held for 60 days or less, and the Scharf Multi-Asset Opportunity Fund and the Scharf Global Opportunity Fund each charged a 2.00% redemption fee to shareholders who redeemed shares held for 15 days or less. Such fees were retained by the Funds and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes.

G.
Foreign Currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.
H.
Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

23

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Funds have implemented these requirements as of the compliance date of July 24, 2024.
I.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks, preferred stocks and exchange-traded funds that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Fixed Income Securities: Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider

24

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.
Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities law. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At September 30, 2024, the Scharf Multi-Asset Opportunity Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at September 30, 2024.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ investment adviser, Scharf Investments, LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2024:
Scharf Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$407,079,145	$—	$ —	$407,079,145
Real Estate Investment Trusts	15,053,562	—	—	15,053,562
Preferred Stock	14,139,278	—	—	14,139,278
Money Market Funds	3,361,652	—	—	3,361,652
U.S. Treasury Bills	—	4,930,162	—	4,930,162
Total Investments in Securities	$439,633,637	$4,930,162	$—	$444,563,799

Scharf Multi-Asset Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$32,253,999	$—	$ —	$32,253,999
Municipal Bonds	—	3,284,009	—	3,284,009
Preferred Stocks	2,879,680	—	—	2,879,680
Corporate Bonds	—	2,744,237	—	2,744,237
Exchange-Traded Funds	2,495,848	—	—	2,495,848

25

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
Scharf Multi-Asset Opportunity Fund (Continued)

	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$2,056,553	$—	$2,056,553
Real Estate Investment Trusts	1,216,907	—	—	1,216,907
Money Market Funds	434,001	—	—	434,001
U.S. Treasury Bills	—	2,307,833	—	2,307,833
Total Investments in Securities	$39,280,435	$10,392,632	$ —	$49,673,067

Scharf Global Opportunity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$25,234,660	$ —	$ —	$25,234,660
Preferred Stocks	1,440,940	—	—	1,440,940
Real Estate Investment Trusts	1,055,309	—	—	1,055,309
Money Market Fund	890,497	—	—	890,497
Total Investments	$28,621,406	$—	$—	$28,621,406

Refer to the Funds’ schedule of investments for a detailed break-out of securities by industry classification.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly. The Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund pay fees calculated at an annual rate of 0.78%, 0.65%, and 0.70%, respectively, based upon the average daily net assets of each Fund. For the year ended September 30, 2024, the advisory fees incurred by the Funds are disclosed in the statements of operations.
The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Retail Class and 0.10% shareholder servicing fees applied to both the Institutional Class and Retail Class, acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes and extraordinary expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as follows:

Expense Caps
Scharf Fund	0.79%
Scharf Multi-Asset Opportunity Fund	0.85%
Scharf Global Opportunity Fund	0.52%

Percent of average daily net assets of each Fund.
Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into the account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment: or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended September 30, 2024, the Adviser reduced its fees in the amount of $372,687, $96,569, and $204,103, for the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund, respectively.

26

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
No amounts were recouped by the Adviser. The expense limitation for the Funds will remain in effect through at least January 27, 2025. The Expense Caps may be terminated only by the Board of the Trust. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Scharf Fund		Scharf Multi-Asset Opportunity Fund		Scharf Global Opportunity Fund
Year	Amount	Year	Amount	Year	Amount
9/30/25	$338,354	9/30/25	$245,090	9/30/25	$262,343
9/30/26	345,233	9/30/26	134,869	9/30/26	212,097
9/30/27	372,687	9/30/27	96,569	9/30/27	204,103
	$1,056,274		$476,528		$678,543

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust including the Chief Compliance Officer are employees of Fund Services. Fees paid by the Funds for these services for the year ended September 30, 2024, are disclosed in the statements of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – 12B-1 DISTRIBUTION FEES
The Retail Class of the Scharf Fund and the Scharf Multi-Asset Opportunity Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits each class to pay for distribution and related expenses up to an annual rate of 0.25% of its average daily net assets. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended September 30, 2024, the 12b-1 fees accrued by each Fund’s Retail Class are disclosed in the statements of operations.
NOTE 6 – SHAREHOLDER SERVICING FEE
The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees up to an annual rate of 0.10% of the average daily net assets of each Fund. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended September 30, 2024, the shareholder servicing fees accrued by the Funds are disclosed in the statements of operations.
NOTE 7 – LINES OF CREDIT
The Scharf Fund, Scharf Multi-Asset Opportunity Fund, and Scharf Global Opportunity Fund have secured lines of credit in the amount of $20,000,000, $5,000,000, and $2,200,000, respectively. Borrowing on the line of credit for the Scharf Fund and the Scharf Multi-Opportunity Fund is limited to 33.33% of unencumbered assets. Borrowing on the line of credit for the Scharf Global Opportunity Fund is limited to the lower of 15% of portfolio market value or 33.33%

27

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
of unencumbered assets. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the year ended September 30, 2024, Scharf Fund, Scharf Multi-Asset Opportunity Fund and Scharf Global Opportunity Fund each drew upon their lines of credit.
The Scharf Fund utilized the line on one day, had an outstanding average balance of $4,602,000, a weighted average interest rate of 8.50%, incurred interest expense of $1,087, and had a maximum amount outstanding of $4,602,000 on December 13, 2023. The Scharf Multi-Asset Opportunity Fund utilized the line on one day, had an outstanding average balance of $97,000, a weighted average interest rate of 8.50%, incurred interest expense of $23, and had a maximum amount outstanding of $97,000 on December 13, 2023. The Scharf Global Opportunity Fund utilized the line on five days, had an outstanding average balance of $1,356,000, a weighted average interest rate of 8.50%, incurred interest expense of $1,601, and had a maximum amount outstanding of $2,130,000 for the period December 8, 2023 through December 10, 2023.
At September 30, 2024, the Funds had no outstanding loan amounts.
NOTE 8 – PURCHASES AND SALES OF SECURITIES
For the year ended September 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Scharf Fund	$134,253,362	$160,041,715
Scharf Multi-Asset Opportunity Fund	11,956,866	15,205,128
Scharf Global Opportunity Fund	8,313,891	11,343,281

The Funds made no purchases or sales of U.S. government securities during the year ended September 30, 2024.
NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
As of September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows

	Scharf Fund	Scharf Multi-Asset Opportunity Fund	Scharf Global Opportunity Fund
Cost of investments(a)	$306,748,638	$36,386,063	$20,686,762
Gross unrealized appreciation	144,489,311	13,691,187	8,177,090
Gross unrealized depreciation	(6,674,150)	(404,183)	(242,446)
Net unrealized appreciation(a)	137,815,161	13,287,004	7,934,644
Net unrealized appreciation on foreign currency	1,172	86	129
Undistributed ordinary income	2,475,683	445,792	217,298
Undistributed long-term capital gains	16,722,273	1,844,334	584,373
Total distributable earnings	19,197,956	2,290,126	801,671
Other accumulated gains/(losses)	—	57,988	245,600
Total accumulated earnings/(losses)	$157,014,289	$15,635,204	$8,982,044

(a)
The difference between book-basis and tax-basis cost and unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, tax adjustments related to partnerships, tax equalization and transfer in-kind.

28

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
The tax character of distributions paid during the years ended September 30, 2024 and September 30, 2023 was as follows:

	September 30, 2024		September 30, 2023
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Scharf Fund	$3,037,333	$31,099,863	$2,449,143	$17,547,381
Scharf Multi-Asset Opportunity Fund	583,831	3,379,079	289,803	1,330,727
Scharf Global Opportunity Fund	319,928	336,812	258,154	—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended September 30, 2024.
NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Scharf Fund
National Financial Services LLC	33.75%
Morgan Stanley Smith Barney LLC	30.16%
Scharf Multi-Asset Opportunity Fund
Charles Schwab & Co., Inc.	80.96%
Scharf Global Opportunity Fund
Charles Schwab & Co., Inc.	53.08%

NOTE 11 – OFFICERS
Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.
NOTE 12 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
Foreign and Emerging Market Securities Risk. The Fund may invest a portion (or all, with respect to the Global Opportunity Fund) of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

•
Investment Style Risk. Stocks with relatively low valuations may perform differently from the market as a whole and from other types of stocks. At times when these securities are out of favor, the Fund may

29

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
underperform funds that follow different investing styles. Investing in such undervalued securities involves risks that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value is overestimated. Such securities may decline in value even though they are already undervalued.
•
Small- and Medium-Sized Company Risk. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

•
Special Situations Risk. Investments in special situations may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Mergers, reorganizations, liquidations, or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all. Transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. Furthermore, failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Fund may be unable to recoup some or all of its investment, producing a loss for the Fund. In addition, investments in special situation companies may be illiquid and difficult to value, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

NOTE 13 – REPORT OF THE FUNDS’ SPECIAL SHAREHOLDER MEETING (Unaudited)
At the board meeting held on June 27, 2024, the Board of Trustees (the “Board”) nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

30

Scharf Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(1) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(2) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(3) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

31

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees Advisors Series Trust and
Shareholders of: Scharf Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Scharf Fund, the Scharf Multi-Asset Opportunity Fund, and the Scharf Global Opportunity Fund (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 27, 2024

32

(b) Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/4/24

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	12/6/24

* Print the name and title of each signing officer under his or her signature.